Shareholder Report, Line Graph And Average Annual Return (Details) - BNY Mellon California AMT-Free Municipal Bond Fund, Inc. - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A - DCAAX
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 4.50%
Account Value	$ 11,290	$ 11,290	$ 11,290	$ 10,960	$ 11,002	$ 11,969	$ 11,370	$ 11,139	$ 10,670	$ 10,561	$ 10,535	$ 9,888	$ 9,550
Average Annual Return, Percent	(1.66%)	(0.65%)	1.22%
Class A - DCAAX | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	3.01%	0.27%	1.69%
Class C - DCACX
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 10,952	$ 10,952	$ 10,952	10,716	10,842	11,879	11,371	11,234	10,835	10,814	10,871	10,276	10,000
Average Annual Return, Percent	1.20% [1]	(0.51%)	0.91%
Class C - DCACX | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	2.20%	(0.51%)	0.91%
Class I - DCMIX
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 12,111	$ 12,111	$ 12,111	11,738	11,746	12,749	12,081	11,816	11,282	11,139	11,085	10,379	10,000
Average Annual Return, Percent	3.18%	0.49%	1.93%
Class Y - DCAYX
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y Shares
Account Value	$ 1,207,923	$ 1,207,923	$ 1,207,923	1,170,468	1,173,872	1,276,780	1,209,759	1,182,791	1,129,156	1,114,555	1,108,789	1,037,900	1,000,000
Average Annual Return, Percent	3.20%	0.42%	1.91%
Class Z - DRCAX
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z Shares
Account Value	$ 12,076	$ 12,076	$ 12,076	11,698	11,719	12,721	12,058	11,788	11,267	11,129	11,077	10,376	10,000
Average Annual Return, Percent	3.23%	0.48%	1.90%
Bloomberg U.S. Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 12,488	$ 12,488	$ 12,488	$ 12,163	$ 12,104	$ 12,986	$ 12,398	$ 11,923	$ 11,206	$ 11,083	$ 10,924	$ 10,318	$ 10,000
Average Annual Return, Percent	2.67%	0.93%	2.25%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.